Discontinued Operations (Detail) (Predecessor [Member], USD $) In Thousands, unless otherwise specified	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2012	Nov. 16, 2012	Dec. 31, 2011
Predecessor [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue, net		$ 91	$ 336
Operating loss		(329)	(1,938)
Interest expense		(1)
Impairment of acquired intangible asset			(1,315)
Total discontinued operations	$ (239)	$ (239)	$ (2,917)